Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 8, 2011
Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 8, 2011

Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund
Dynamic Discovery Fund
Supplement Dated April 8, 2011

     To the Prospectuses, Summary Prospectuses and Statements of Additional
           Information ("SAIs") for each Fund dated February 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUSES, SUMMARY PROSPECTUSES, AND SAIs AND SHOULD BE READ IN
CONJUNCTION WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND SAIs.

At a special meeting (the "Meeting") of the shareholders of the DundeeWealth
Funds (the "Trust") held on April 8, 2011, shareholders of each of the Funds voted to approve a new investment management agreement between DundeeWealth US,
LP (the "Adviser") and the Trust, on behalf of each of the Funds.  In addition, shareholders of each of the Dynamic Funds voted to approve a new sub-advisory agreement between the Adviser and Goodman & Company NY, Ltd., on behalf of each of the Dynamic Funds; shareholders of the JOHCM International Select Fund voted to approve a new sub-advisory agreement between the Adviser and JO Hambro
Capital Management Ltd., on behalf of the JOHCM International Select Fund;
shareholders of the Mount Lucas U.S. Focused Equity Fund voted to approve a new sub-advisory agreement between the Adviser and Mount Lucas Management Company,
LP; and shareholders of the Smith Group Large Cap Core Growth Fund voted to approve a new sub-advisory agreement between the Adviser and Smith Asset
Management Group, L.P., on behalf of the Smith Group Large Cap Core Growth
Fund.  More detailed  information on the voting results of the Meeting will be included in the Funds' annual reports dated March 31, 2011.

Also at the Meeting, shareholders of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds approved the elimination of each Fund's respective fundamental investment limitation concerning diversification so that they can operate as  "non-diversified funds."  Therefore, effective immediately, each
Fund's respective fundamental investment limitation concerning diversification included in the section of the Fund's SAI entitled "Investment Limitations" is hereby eliminated.  In addition, effective immediately, the following disclosure is added to the sections entitled "Dynamic Contrarian Advantage Fund

Principal Risks of Investing in the Fund" and "Dynamic Discovery Fund
Principal Risks of Investing in the Fund" in the Funds' Prospectus and
the section entitled "Principal Risks of Investing in the Fund" in the
Summary Prospectuses for each of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds:

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associate with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

                 Please keep this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2011
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Dynamic Discovery Fund
Risk/Return, Supplement Text Block	ck0001365151_SupplementTextBlock
Supplement Dated April 8, 2011

     To the Prospectuses, Summary Prospectuses and Statements of Additional
           Information ("SAIs") for each Fund dated February 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUSES, SUMMARY PROSPECTUSES, AND SAIs AND SHOULD BE READ IN
CONJUNCTION WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND SAIs.

At a special meeting (the "Meeting") of the shareholders of the DundeeWealth
Funds (the "Trust") held on April 8, 2011, shareholders of each of the Funds voted to approve a new investment management agreement between DundeeWealth US,
LP (the "Adviser") and the Trust, on behalf of each of the Funds.  In addition, shareholders of each of the Dynamic Funds voted to approve a new sub-advisory agreement between the Adviser and Goodman & Company NY, Ltd., on behalf of each of the Dynamic Funds; shareholders of the JOHCM International Select Fund voted to approve a new sub-advisory agreement between the Adviser and JO Hambro
Capital Management Ltd., on behalf of the JOHCM International Select Fund;
shareholders of the Mount Lucas U.S. Focused Equity Fund voted to approve a new sub-advisory agreement between the Adviser and Mount Lucas Management Company,
LP; and shareholders of the Smith Group Large Cap Core Growth Fund voted to approve a new sub-advisory agreement between the Adviser and Smith Asset
Management Group, L.P., on behalf of the Smith Group Large Cap Core Growth
Fund.  More detailed  information on the voting results of the Meeting will be included in the Funds' annual reports dated March 31, 2011.

Also at the Meeting, shareholders of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds approved the elimination of each Fund's respective fundamental investment limitation concerning diversification so that they can operate as  "non-diversified funds."  Therefore, effective immediately, each
Fund's respective fundamental investment limitation concerning diversification included in the section of the Fund's SAI entitled "Investment Limitations" is hereby eliminated.  In addition, effective immediately, the following disclosure is added to the sections entitled "Dynamic Contrarian Advantage Fund

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund" and "Dynamic Discovery Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Principal Risks of Investing in the Fund" in the Funds' Prospectus and
the section entitled "Principal Risks of Investing in the Fund" in the
Summary Prospectuses for each of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds:

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associate with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

                 Please keep this Supplement with your records.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associate with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund
Dynamic Contrarian Advantage Fund
Supplement Dated April 8, 2011

     To the Prospectuses, Summary Prospectuses and Statements of Additional
           Information ("SAIs") for each Fund dated February 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUSES, SUMMARY PROSPECTUSES, AND SAIs AND SHOULD BE READ IN
CONJUNCTION WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND SAIs.

At a special meeting (the "Meeting") of the shareholders of the DundeeWealth
Funds (the "Trust") held on April 8, 2011, shareholders of each of the Funds voted to approve a new investment management agreement between DundeeWealth US,
LP (the "Adviser") and the Trust, on behalf of each of the Funds.  In addition, shareholders of each of the Dynamic Funds voted to approve a new sub-advisory agreement between the Adviser and Goodman & Company NY, Ltd., on behalf of each of the Dynamic Funds; shareholders of the JOHCM International Select Fund voted to approve a new sub-advisory agreement between the Adviser and JO Hambro
Capital Management Ltd., on behalf of the JOHCM International Select Fund;
shareholders of the Mount Lucas U.S. Focused Equity Fund voted to approve a new sub-advisory agreement between the Adviser and Mount Lucas Management Company,
LP; and shareholders of the Smith Group Large Cap Core Growth Fund voted to approve a new sub-advisory agreement between the Adviser and Smith Asset
Management Group, L.P., on behalf of the Smith Group Large Cap Core Growth
Fund.  More detailed  information on the voting results of the Meeting will be included in the Funds' annual reports dated March 31, 2011.

Also at the Meeting, shareholders of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds approved the elimination of each Fund's respective fundamental investment limitation concerning diversification so that they can operate as  "non-diversified funds."  Therefore, effective immediately, each
Fund's respective fundamental investment limitation concerning diversification included in the section of the Fund's SAI entitled "Investment Limitations" is hereby eliminated.  In addition, effective immediately, the following disclosure is added to the sections entitled "Dynamic Contrarian Advantage Fund

Principal Risks of Investing in the Fund" and "Dynamic Discovery Fund
Principal Risks of Investing in the Fund" in the Funds' Prospectus and
the section entitled "Principal Risks of Investing in the Fund" in the
Summary Prospectuses for each of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds:

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associate with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

                 Please keep this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2011
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Dynamic Contrarian Advantage Fund
Risk/Return, Supplement Text Block	ck0001365151_SupplementTextBlock
Supplement Dated April 8, 2011

     To the Prospectuses, Summary Prospectuses and Statements of Additional
           Information ("SAIs") for each Fund dated February 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUSES, SUMMARY PROSPECTUSES, AND SAIs AND SHOULD BE READ IN
CONJUNCTION WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND SAIs.

At a special meeting (the "Meeting") of the shareholders of the DundeeWealth
Funds (the "Trust") held on April 8, 2011, shareholders of each of the Funds voted to approve a new investment management agreement between DundeeWealth US,
LP (the "Adviser") and the Trust, on behalf of each of the Funds.  In addition, shareholders of each of the Dynamic Funds voted to approve a new sub-advisory agreement between the Adviser and Goodman & Company NY, Ltd., on behalf of each of the Dynamic Funds; shareholders of the JOHCM International Select Fund voted to approve a new sub-advisory agreement between the Adviser and JO Hambro
Capital Management Ltd., on behalf of the JOHCM International Select Fund;
shareholders of the Mount Lucas U.S. Focused Equity Fund voted to approve a new sub-advisory agreement between the Adviser and Mount Lucas Management Company,
LP; and shareholders of the Smith Group Large Cap Core Growth Fund voted to approve a new sub-advisory agreement between the Adviser and Smith Asset
Management Group, L.P., on behalf of the Smith Group Large Cap Core Growth
Fund.  More detailed  information on the voting results of the Meeting will be included in the Funds' annual reports dated March 31, 2011.

Also at the Meeting, shareholders of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds approved the elimination of each Fund's respective fundamental investment limitation concerning diversification so that they can operate as  "non-diversified funds."  Therefore, effective immediately, each
Fund's respective fundamental investment limitation concerning diversification included in the section of the Fund's SAI entitled "Investment Limitations" is hereby eliminated.  In addition, effective immediately, the following disclosure is added to the sections entitled "Dynamic Contrarian Advantage Fund

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund" and "Dynamic Discovery Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Principal Risks of Investing in the Fund" in the Funds' Prospectus and
the section entitled "Principal Risks of Investing in the Fund" in the
Summary Prospectuses for each of the Dynamic Contrarian Advantage and
Dynamic Discovery Funds:

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associate with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

                 Please keep this Supplement with your records.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associate with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.